Consolidated Statements of Equity (Parenthetical) - ¥ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of Stockholders' Equity [Abstract]
Cash dividend per common share (in YEN per share)	¥ 45.50	¥ 36.50	¥ 30.50